CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,669,188)	$ (11,422,025)	$ (15,196,129)
Items not affecting cash:
Depreciation	65,517	102,941	150,654
Stock-based compensation	251,390	1,422,297	1,207,878
Loss from equity investee	107,907	146,051	1,012,156
Interest expense	264,869	260,453	229,359
Deferred income tax expense (recovery)	(3,933,392)	(2,381,868)	329,770
Gain on sale of mineral property interests	(28,096)	(451,892)	(104,914)
Impairment of mineral property interests	552,095	437,732	486,746
Unrealized foreign exchange gain	(1,966,349)	(919,289)	(178,639)
Other items not affecting cash	38,075	44,202	67,021
Changes in assets and liabilities:
Receivables	55,362	6,109	209,098
Prepaid expenses	(176,164)	(22,569)	197,321
Other assets	35,451	(3,592)	22,913
Accounts payable and accrued liabilities	784,886	760,600	(1,235,090)
Deposit on metal credit delivering obligation	0	40,000,000	0
Net cash provided by (used in) operating activities	(12,617,637)	27,979,150	(12,801,856)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	0	9,722,897	1,628,583
Share issue costs	0	(86,636)	(108,058)
Net cash provided by financing activities	0	9,636,261	1,520,525
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests	(100,000)	(50,000)	(3,910,000)
Reclamation deposits	17,249	115,180	(207,962)
Short-term investments	0	0	5,076,271
Acquisition of equipment	(13,074)	(7,623)	(35,893)
Proceeds from sale of royalty interest	0	5,000,000	0
Proceeds from sale of mineral property interests	28,096	451,892	104,914
Net cash provided by (used in) investing activities	(67,729)	5,509,449	1,027,330
Effect of foreign currency translation on cash and cash equivalents	(498,754)	(679,152)	(2,689)
Change in cash and cash equivalents during the year	(13,184,120)	42,445,708	(10,256,690)
Cash and cash equivalents, beginning of the year	46,701,216	4,255,508	14,512,198
Cash and cash equivalents, end of the year	(33,517,096)	(46,701,216)	(4,255,508)
Cash paid for interest during the year	0	0	0
Cash paid for income taxes during the year	$ (135,583)	$ 0	$ 0